                                  MGI FUNDS(TM)

                                SUPPLEMENT TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 8, 2005,
                               AS SUPPLEMENTED ON
                                DECEMBER 13, 2005

                  The date of this Supplement is June 28, 2006

The following  changes are made in the Statement of Additional  Information (the
"SAI") of MGI Funds (the "Trust"):

     1. In the  section  of the SAI  entitled  "Management  of the  Trust,"  the biographical  information  with  respect  to Barry  S.  McInerney  and  David L.
Eisenberg is deleted.

     2. The biographical  information with respect to David M. Goldenberg in the
Officers table on page 30 is deleted,  and replaced with the following,  and the following  biographical  information relating to Ms. Lo Bessette and Messrs. Ray and Wolin is inserted:

                                          Term of
                        Position(s)     Office+ and
                       Held with the     Length of
      Name and Age         Trust        Time Served          Principal Occupation(s) During Past 5 Years

David M. Goldenberg    Vice            Since 2005     Mr.   Goldenberg   is  Chief  Counsel  of  Mercer  Global
39                     President and                  Investments,  Inc.;  and Director of Mercer Trust Company
                       Secretary                      since 2004.  From 2005 to 2006, Mr.  Goldenberg was Chief
                                                      Compliance  Officer of Mercer  Global  Investments,  Inc.
                                                      From 2002 to 2004,  Mr.  Goldenberg  was  Deputy  General
                                                      Counsel of UBS Global  Asset  Management  (US) Inc.  From
                                                      2000 to 2002,  he was  Director,  Legal Affairs at Lazard
                                                      Asset Management.

Cynthia Lo Bessette    Vice            Since 2005     Ms. Lo Bessette is a Senior  Corporate  Counsel of Mercer
37                     President and                  Global  Investments,  Inc. since 2005. From 2004 to 2005,
                       Assistant                      Ms. Lo  Bessette  was a legal  counsel  with  Dimensional
                       Secretary                      Fund  Advisors  Inc.  From 2001 to 2004,  Ms. Lo Bessette
                                                      was a legal  counsel  with UBS  Global  Asset  Management
                                                      (US)  Inc.  From  1998 to 2001,  Ms.  Lo  Bessette  was a
                                                      counsel with Zurich Scudder Investments.

Christopher A. Ray     Vice President  Since 2006     Mr. Ray is a Vice President and Senior Portfolio  Manager
43                                                    of Mercer Global  Investments,  Inc. since 2005. Prior to
                                                      2005,  Mr. Ray was a senior  vice  president,  consultant
                                                      relations  manager,  and fixed income  portfolio  manager
                                                      with Putnam Investments.

Martin J. Wolin        Vice            Since 2006     Mr. Wolin is the North America Chief  Compliance  Officer
38                     President and                  for   Mercer   Global   Investments,   Inc.   and  Mercer
                       Chief                          Investment  Consulting  since  2006.  Prior to 2006,  Mr.
                       Compliance                     Wolin   was   Chief   Compliance   Officer   of   Pioneer
                       Officer                        Investments' U.S. investment  management and mutual funds
                                                      business.
____________________

+    Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

     3. In the section of the SAI entitled "Subadvisors and Portfolio Managers,"
the  reference to J.L.  Kaplan  Associates,  LLC  ("Kaplan")  in the table which begins on page 35 (continuing onto page 36) is deleted.

     4. In the section of the SAI entitled "Subadvisors and Portfolio Managers,"
the reference to Kaplan in the fifth paragraph on page 37 is deleted.

     5. In the section of the SAI entitled "Subadvisors and Portfolio Managers,"
the reference to Kaplan on page 40 is deleted and replaced with the following:

AQR Capital Management,  LLC ("AQR"), Two Greenwich Plaza, 3rd Floor, Greenwich,
Connecticut  06830,  serves as a subadvisor  to the MGI US  Small/Mid  Cap Value
Equity Fund. AQR is a Delaware limited  liability  company that is registered as an investment adviser under the Advisers Act.

NWQ Investment  Management  Company,  LLC ("NWQ"),  2049 Century Park East, 16th
Floor,  Los Angeles,  California  90067,  serves as a  subadvisor  to the MGI US
Small/Mid Cap Value Equity Fund. NWQ is an indirect,  wholly-owned subsidiary of
Nuveen Investments, Inc. ("Nuveen"), and is a Delaware limited liability company that is registered as an investment adviser under the Advisers Act.

     6. The proxy voting  policies for Kaplan located on pages B-54 through B-66 are deleted and replaced with the following:

                           AQR CAPITAL MANAGEMENT, LLC

                                 PROXY POLICY

A.   General

     Investment  Advisers  Act  of  1940  Rule  206(4)-6  imposes  a  number  of requirements on investment advisers that have voting authority with respect to securities held in their clients' accounts. The SEC states that the duty of care  requires  an  adviser  with  proxy  voting  authority  to  monitor corporate actions and to vote the proxies.  To satisfy its duty of loyalty, an adviser must cast the proxy votes in a manner  consistent  with the best interests of its clients,  and must never put the  adviser's  own interests above those of its  clients.  These  written  policies and  procedures  are designed to  reasonably  ensure that AQR votes proxies in the best interest of  clients  over whom AQR has  voting  authority;  and  describes  how AQR addresses material conflicts between its interests and those of its clients with respect to proxy voting.

B.   Proxy Guidelines

     Generally,  AQR will vote based upon the  recommendations  of Institutional
     Shareholder   Services  ("ISS"),  an  unaffiliated  third  party  corporate governance  research service that provides in-depth analyses of shareholder meeting agendas,  vote  recommendations,  recordkeeping and vote disclosure services.  Although ISS'  analyses are reviewed and  considered in making a final voting decision,  AQR will make the ultimate decision. As a matter of policy,  the  employees,  officers,  or  principals  of  AQR  will  not  be influenced by outside sources whose  interests  conflict with the interests of its Clients.

     In addition, unless prior approval is obtained from AQR's CCO the following must be adhered to:

     1.   AQR shall not engage in conduct that  involves an attempt to change or
          influence  the  control  of  a  public  company.   In  addition,   All
          communications  regarding  proxy issues or corporate  actions  between companies or their agents,  or with fellow  shareholders  shall be for the sole purpose of expressing and  discussing  AQR's concerns for its advisory  clients'  interests  and not for an attempt to  influence or control management.

     2.   AQR will not announce its voting intentions and the reasons therefore.

     3.   AQR shall not  participate in a proxy  solicitation  or otherwise seek proxy-voting authority from any other public company shareholder.

     AQR has the  responsibility  to process  proxies and maintain proxy records pursuant  to SEC rules and  regulations.  Therefore,  AQR will  attempt  to process  every vote it  receives  for all  domestic  and  foreign  proxies.
     However,  there may be  situations  in which AQR cannot vote  proxies.  For example:

     o    If the cost of voting a proxy outweighs the benefit of voting, AQR may refrain from processing that vote.

     o    AQR may not be given enough time to process the vote.  For example ISS through no fault of its own,  may  receive a meeting  notice  from the company too late, or may be unable to obtain a timely  translation  of the agenda.

     o    If AQR has outstanding sell orders or intends to sell, the proxies for those  meetings  may not be voted in order to  facilitate  the sale of those  securities.  Although AQR may hold shares on a company's record date,  should it sell them prior to the company's  meeting  date,  AQR ultimately may decide not to vote those shares.

     o    AQR will generally  refrain from voting proxies on foreign  securities that are subject to share blocking restrictions.

     AQR may vote  against  an  agenda  item  where no  further  information  is provided, particularly in non-U.S. markets. AQR may also enter an "abstain"
     vote on the  election  of  certain  directors  from  time to time  based on individual situations, particularly where AQR is not in favor of electing a director and there is no provision for voting against such director.

     If an AQR portfolio  manager  determines  that the interest's of clients is best served to vote  differently  from the ISS recommended  vote,  approval must be obtained from the CCO or designee.  AQR will adhere to the Conflict of  Interest  (below)  section of this  policy in all  instances  where the recommended vote is not taken.

     AQR will  periodically  review the outside  party's  voting  standards  and guidelines to make certain that proxy issues are voted in  accordance  with the adopted  proxy  voting  guidelines  and the  avoidance  of conflicts of interest.

C.   Proxy Procedures

     AQR has engaged ISS to assist in the administrative  aspects for the voting of proxies. ISS is responsible for coordinating with Clients' custodians to ensure that all proxy materials received by the custodians  relating to the
     Clients'  portfolio  securities are processed in a timely  fashion.  To the extent  applicable,  ISS votes all proxies in accordance with its own proxy voting  guidelines  (please see Proxy  Guidelines  above),  which have been reviewed  and  adopted by AQR.  The CCO shall  supervise  the proxy  voting process.

     Upon request, AQR will furnish a copy of the policies and procedures to the requesting client and information on how the client's proxies were voted.

D.   Conflicts of Interest

     Occasions  may arise where a person or  organization  involved in the proxy voting process may have a conflict of interest.  A conflict of interest may exist, for example, if AQR has a business relationship with (or is actively soliciting  business  from)  either the company  soliciting  the proxy or a third party that has a material  interest in the outcome of a proxy vote or that is actively  lobbying  for a particular  outcome of a proxy vote.  Any individual  with  knowledge  of a  personal  conflict  of  interest  (e.g., familial  relationship  with company  management)  relating to a particular referral item shall disclose that conflict to the CCO and otherwise  remove him or herself from the proxy voting process. The CCO will review each item referred to by AQR's investment professionals to determine if a conflict of interest  exists and will draft a Conflicts  Report for each  referral item that (1) describes any conflict of interest;  (2) discusses the  procedures used to address such  conflict of interest;  and (3) discloses any contacts from  parties  outside AQR (other than  routine  communications  from proxy solicitors) with respect to the referral item not otherwise  reported in an investment  professional's  recommendation.  The Conflicts Report will also include written  confirmation  that any  recommendation  from an investment professional  provided  under  circumstances  where a conflict  of interest exists was made solely on the  investment  merits and without regard to any other consideration.

                     NWQ INVESTMENT MANAGEMENT COMPANY, LLC
                      PROXY VOTING POLICIES AND PROCEDURES

1.   Application; General Principles

     1.1 These Proxy Voting Policies and Procedures  apply to securities held in client accounts as to which NWQ Investment  Management Company,  LLC ("NWQ") has voting authority, directly or indirectly. Indirect voting authority exists where
NWQ's  voting  authority  is  implied  by a  general  delegation  of  investment authority without reservation of proxy voting authority.

     1.2 NWQ shall vote proxies in respect of  securities  owned by or on behalf of a client in the client's best  interests and without  regard to the interests of NWQ or any other client of NWQ.

2.   Voting; Procedures

     2.1 To provide  centralized  management  of the proxy voting  process,  NWQ shall establish a Proxy Voting Committee.

     2.1.1  The  Proxy  Voting  Committee  shall be  comprised  of at least  the following persons: one senior portfolio manager and the Compliance Director.

     2.1.2 The Proxy Voting Committee shall:

     o    supervise the proxy voting process,  including the  identification  of material  conflicts  of interest  involving  NWQ and the proxy  voting process  in  respect  of  securities  owned  by or on  behalf  of such clients;

     o    determine how to vote proxies  relating to issues not covered by these
          Policies and Procedures; and

     o    determine when NWQ may deviate from these Policies and Procedures.

     2.2 Unless the Proxy Voting Committee  otherwise  determines (and documents the basis for its  decision) or as otherwise  provided  below,  the Proxy Voting
Committee shall cause proxies to be voted in a manner  consistent with the proxy voting guidelines established by Institutional  Shareholder Services,  Inc. (SM)
("ISS  Guidelines") or with the AFL-CIO  Guidelines if selected by the client in writing  (hereafter both the ISS Guidelines and AFL-CIO  Guidelines are together referred to as "Voting Guidelines").

     2.2.1 Where any material  conflict of interest has been  identified and the matter is covered by the Voting  Guidelines,  the Proxy Voting  Committee  shall cause proxies to be voted in accordance with the Voting Guidelines.

     2.2.2 For clients that are registered investment companies ("Funds"), where a  material  conflict  of  interest  has been  identified  and the matter is not covered by the ISS  Guidelines,  NWQ shall  disclose  the conflict and the Proxy
Voting  Committee's  determination  of the manner in which to vote to the Fund's
Board or its designated  committee.  The Proxy Voting Committee's  determination shall take into  account only the  interests  of the Fund,  and the Proxy Voting
Committee   shall   document   the  basis  for  the  decision  and  furnish  the
documentation to the Fund's Board or its designated committee.

     2.2.3 For clients other than Funds,  where a material  conflict of interest has been identified and the matter is not covered by the Voting Guidelines,  the
Proxy Voting  Committee shall disclose the conflict to the client and advise the client  that  its  securities  will be voted  only  upon  the  client's  written direction.

     2.3 NWQ may  determine  not to vote proxies in respect of securities of any issuer if it determines it would be in its clients'  overall best  interests not to vote. Such  determination  may apply in respect of all client holdings of the securities or only certain specified clients, as NWQ deems appropriate under the circumstances.

     2.31  Generally,  NWQ does not intend to vote proxies  associated  with the securities of any issuer if as a result of voting, subsequent purchases or sales of such securities would be blocked.  However,  NWQ may decide, on an individual security basis,  that it is in the best interests of its clients for NWQ to vote the proxy  associated  with such a  security,  taking  into  account the loss of liquidity.

     2.32 To the  extent  that NWQ  receives  proxies  for  securities  that are transferred  into a client's  portfolio that were not recommended or selected by
NWQ and are sold or expected to be sold promptly in an orderly  manner  ("legacy securities"),  NWQ will  generally  refrain  from voting such  proxies.  In such circumstances,  since legacy securities are expected to be sold promptly, voting proxies on such  securities  would not further NWQ's  interest in maximizing the value of client investments.  NWQ may consider an institutional client's special request to vote a legacy security proxy,  and if agreed would vote such proxy in accordance with the guidelines below.

     2.33 In addition,  the Proxy Voting  Committee  may  determine:  (a) not to recall  securities on loan if, in its  judgment,  the negative  consequences  to clients of disrupting the securities lending program would outweigh the benefits of voting in the  particular  instance or, (b) in its judgment,  the expense and administrative  inconvenience  outweighs  the  benefits to clients of voting the securities.

3.   Conflicts of Interest

     3.1 Voting the securities of an issuer where the following relationships or circumstances  exist are deemed to give rise to a material  conflict of interest for purposes of these Policies and Procedures:

     3.1.1 The issuer is a client of NWQ.

     3.1.2 The issuer is an entity in which a member of the Executive  Committee or Proxy  Committee  of NWQ or a  relative(1)  of any such  person  is or was an officer, director or employee, or such person or relative otherwise has received more than $1,000 from the issuer  during  NWQ's last three fiscal  years,  other than the receipt of  interest,  dividends,  capital  gains or  proceeds  from an insurance company for a claim.

     3.1.3 The matter under consideration could reasonably be expected to result in a financial  benefit to NWQ of at least $10,000 through the end of NWQ's next two full fiscal years (for example,  a vote to increase an  investment  advisory fee for a mutual fund advised by NWQ or an affiliate).

     3.1.4 Another client or prospective  client of NWQ, directly or indirectly, conditions future engagement of NWQ on voting proxies in respect of any client's securities on a particular matter in a particular way.

     3.1.5  Any  other  circumstance  where  NWQ's  duty to serve  its  clients'
interests, typically referred to as its "duty of loyalty," could be compromised.

     3.1.6  Notwithstanding  the foregoing,  a conflict of interest described in
Section 3.1 shall not be considered  material for the purposes of these Policies and Procedures in respect of a specific vote or circumstance if the matter to be voted on relates to a restructuring  of the terms of existing  securities or the issuance of new  securities  or a similar  matter  arising out of the holding of securities,  other  than  common  equity,  in the  context  of a  bankruptcy  or threatened bankruptcy of the issuer.

     3.1.7 Notwithstanding the foregoing,  in its process of determining whether there are  material  conflicts of  interest,  NWQ does not consider  information about  the  business  arrangements  of its  affiliates  or  their  officers  and directors.

4.   Recordkeeping and Retention

     4.1 NWQ shall retain records relating to the voting of proxies, including:

     4.1.1 Copies of these Policies and Procedures and any amendments thereto.

     4.1.2 A copy of each proxy ballot and proxy  statement  filed by the issuer with  the  Securities  and  Exchange  Commission  ("Proxy  Statement")  that NWQ receives regarding client securities.

     4.1.3 Records of each vote cast by NWQ on behalf of clients;  these records may be maintained on an aggregate basis.

     4.1.4 A copy of any documents created by NWQ that were material to making a decision on how to vote or that memorializes the basis for that decision.

     4.1.5 A copy of each  written  request  for  information  on how NWQ  voted proxies on behalf of the client,  and a copy of any  written  response by NWQ to any (oral or written) request for information on how NWQ voted.

     4.2 These records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of NWQ's fiscal year during which the last entry was made in the  records,  the first two years in an appropriate office of NWQ.

     4.3 NWQ may rely on Proxy  Statements filed on the SEC's EDGAR system or on
Proxy  Statements  and records of votes cast by NWQ maintained by a third party, such as a proxy voting service.

Adopted:  June 24, 2003

__________________________
(1)  For the purposes of these  Guidelines,  "relative"  includes the  following family members: spouse, minor children or stepchildren.

     7. In  Appendix  C,  entitled  "Additional  Information  About  the  Funds'
Portfolio  Managers," the description of Kaplan is deleted and replaced with the following:

AQR Capital Management, LLC ("AQR")

Messrs.  Clifford S. Asness,  Robert J. Krail,  and John M. Liew are jointly and primarily  responsible for the day-to-day  management of AQR's allocated portion of the Fund's  portfolio.  The compensation that each portfolio manager receives consists of a combination of salary, a partnership share of AQR's revenues,  and retirement  benefits.  As majority owners of AQR, the three  portfolio  managers receive  the vast  majority  of their  compensation  in the form of  partnership distributions from the revenues of AQR.

In addition to the Fund, the portfolio  managers  manage three other  registered investment  companies,  with  $719,974,419 in total assets under  management (of those three registered investment  companies,  none charge performance fees); 35 pooled  investment  vehicles other than registered  investment  companies,  with
$8,694,223,083  in total assets under management (of those 35 pooled  investment vehicles,  31 pooled investment vehicles,  with total assets under management of
$7,449,552,657,   charge  performance   fees);  and  48  other  accounts,   with
$15,636,175,882  in total assets under  management (of those 48 other  accounts, twelve accounts, with total assets under management of $5,573,533,123,  charge a performance fee).

NWQ Investment Management Company, LLC (NWQ")

Ms.  Phyllis  G.  Thomas,  CFA,  is  primarily  responsible  for the  day-to-day management  of NWQ's  allocated  portion of the  Fund's  portfolio.  Ms.  Thomas participates in a highly competitive  compensation structure with the purpose of
attracting  and  retaining  the  most  talented  investment   professionals  and
rewarding  them  through a total  compensation  program as  determined  by NWQ's executive  committee.  The total  compensation  program  consists of both a base salary  and an annual  bonus  that can be a  multiple  of the base  salary.  Ms.
Thomas'  performance  is formally  evaluated  annually and based on a variety of factors.  Bonus  compensation  is primarily a function of NWQ's  overall  annual
profitability  and  Ms.  Thomas'  contribution,   as  measured  by  the  overall
investment performance of client portfolios in the strategy she manages relative to the  strategy's  general  benchmark for one,  three and five year periods (as applicable),  as well as an objective  review of stock  recommendations  and the quality of primary research,  and subjective review of Ms. Thomas' contributions to portfolio strategy, teamwork, collaboration and work ethic.

The total compensation package for Ms. Thomas includes an equity-like  incentive for purchase  (whose  value is  determined  by various  factors,  including  the increase in  profitability  of NWQ over time).  NWQ is a  subsidiary  of Nuveen, which has augmented  this incentive  compensation  annually  through  individual awards from a stock option pool, as determined  through a collaborative  process between Nuveen and the NWQ executive committee.

In addition to the Fund,  as of April 30, 2006,  Ms.  Thomas  managed four other
registered  investment  companies,   with  $78,506,525  in  total  assets  under
management  (of  those  four  registered  investment  companies,   none  charged
performance  fees);  no other pooled  investment  vehicles other than registered investment  companies;  and 3,986 other accounts,  with  $1,029,363,982 in total assets  under  management  (of  those  3,986  other  accounts,  none  charged  a performance fee).